Event After the Reporting Period	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Event After the Reporting Period
28. EVENT AFTER THE REPORTING PERIOD
2022 Convertible Notes
On March 2, 2022 the Company entered into privately negotiated subscription agreements with certain investors wherein the Company agreed to sell and the investors agreed to purchase $56.5 million of Convertible Senior Subordinated Notes due 2027. The notes bear annual interest of 6% with interest payable semi-annually in arrears starting September 1, 2022. The notes will mature on March 1, 2027 and are be convertible at the holder’s option at an initial conversion rate of approximately $9.22 per share.